Disclosure of Detailed Information About Classes of Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, opening balance	$ 81	$ 81	$ 81
Share capital, ending balance	$ 81		$ 81	$ 81
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised			16,000,000,000	16,000,000,000	16,000,000,000	16,000,000,000
Number of shares issued and fully paid, opening balance	8,088,352,216	8,080,603,691	8,080,603,691	8,074,417,766	8,071,130,245
Number of shares issued during the year and upon exercise of stock options	714,900	6,091,900	7,748,525	6,185,925	3,287,521
Number of shares issued and fully paid, ending balance	8,089,067,116	8,086,695,591	8,088,352,216	8,080,603,691	8,074,417,766
Authorized capital			$ 160	$ 160	$ 160	$ 160
Share capital, opening balance	$ 81	$ 81	81	81	81
Equity issued during the year upon exercise of share options	0	0	0	0	0
Share capital, ending balance	$ 81	$ 81	$ 81	$ 81	$ 81